Finance income - Summary of Finance Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Interest income	$ 128,421	$ 546,872	$ 303,753
Dividend income	53,755	42,878	53,108
Finance income	$ 182,176	$ 589,750	$ 356,861